Schedule of Investments (unaudited)
September 30, 2024
 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 9.5%
Entertainment — 0.8%
Walt Disney Co.	663,870	$63,857,655
Interactive Media & Services — 3.1%
Alphabet Inc., Class A Shares	927,300	153,792,705
Meta Platforms Inc., Class A Shares	192,100	109,965,724
Total Interactive Media & Services		263,758,429
Media — 3.0%
Comcast Corp., Class A Shares	6,067,190	253,426,527
Wireless Telecommunication Services — 2.6%
T-Mobile US Inc.	1,059,700	218,679,692

Total Communication Services		799,722,303
Consumer Discretionary — 2.4%
Automobiles — 0.7%
General Motors Co.	1,206,900	54,117,396
Specialty Retail — 1.7%
Home Depot Inc.	360,070	145,900,364

Total Consumer Discretionary		200,017,760
Consumer Staples — 9.7%
Beverages — 3.7%
Coca-Cola Co.	2,538,340	182,405,112
Diageo PLC	3,707,300	129,495,640 (a)
Total Beverages		311,900,752
Food Products — 2.6%
Mondelez International Inc., Class A Shares	162,110	11,942,643
Nestle SA, ADR	2,051,940	206,568,800
Total Food Products		218,511,443
Household Products — 1.7%
Procter & Gamble Co.	828,140	143,433,848
Personal Care Products — 1.7%
Haleon PLC	23,667,700	123,841,243 (a)
Kenvue Inc.	851,171	19,687,585
Total Personal Care Products		143,528,828

Total Consumer Staples		817,374,871
Energy — 10.3%
Oil, Gas & Consumable Fuels — 10.3%
Enbridge Inc.	6,234,333	253,176,263
EQT Corp.	1,736,010	63,607,406
Exxon Mobil Corp.	2,220,702	260,310,689
Williams Cos. Inc.	6,222,700	284,066,255

Total Energy		861,160,613
Financials — 16.5%
Banks — 4.5%
JPMorgan Chase & Co.	1,292,510	272,538,659
PNC Financial Services Group Inc.	573,300	105,974,505
Total Banks		378,513,164
See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — 1.8%
Capital One Financial Corp.	983,700	$147,289,401
Financial Services — 5.2%
Apollo Global Management Inc.	1,965,954	245,567,314
Visa Inc., Class A Shares	692,130	190,301,144
Total Financial Services		435,868,458
Insurance — 5.0%
American International Group Inc.	1,019,200	74,636,016
MetLife Inc.	1,573,915	129,816,509
Travelers Cos. Inc.	935,960	219,126,955
Total Insurance		423,579,480

Total Financials		1,385,250,503
Health Care — 10.3%
Biotechnology — 1.1%
Gilead Sciences Inc.	1,074,400	90,077,696
Health Care Equipment & Supplies — 3.0%
Becton Dickinson & Co.	1,032,750	248,996,025
Health Care Providers & Services — 1.6%
UnitedHealth Group Inc.	236,930	138,528,232
Pharmaceuticals — 4.6%
AstraZeneca PLC	694,200	108,146,947 (a)
Johnson & Johnson	712,507	115,468,885
Merck & Co. Inc.	1,441,190	163,661,536
Total Pharmaceuticals		387,277,368

Total Health Care		864,879,321
Industrials — 7.2%
Aerospace & Defense — 3.3%
Northrop Grumman Corp.	211,600	111,739,612
RTX Corp.	1,342,280	162,630,645
Total Aerospace & Defense		274,370,257
Air Freight & Logistics — 0.5%
United Parcel Service Inc., Class B Shares	305,200	41,610,968
Commercial Services & Supplies — 1.6%
Waste Management Inc.	648,740	134,678,424
Ground Transportation — 1.8%
Union Pacific Corp.	615,870	151,799,637

Total Industrials		602,459,286
Information Technology — 13.7%
Semiconductors & Semiconductor Equipment — 3.6%
Broadcom Inc.	1,379,700	237,998,250
Texas Instruments Inc.	302,840	62,557,659
Total Semiconductors & Semiconductor Equipment		300,555,909
Software — 7.9%
Microsoft Corp.	776,350	334,063,405
Oracle Corp.	1,095,530	186,678,312
SAP SE	646,100	147,784,145 (a)
Total Software		668,525,862
See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2024 Quarterly Report

 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Technology Hardware, Storage & Peripherals — 2.2%
Apple Inc.			793,092	$184,790,436

Total Information Technology				1,153,872,207
Materials — 8.5%
Chemicals — 5.0%
Air Products & Chemicals Inc.			387,100	115,255,154
Linde PLC			469,720	223,990,679
PPG Industries Inc.			628,840	83,296,146
Total Chemicals				422,541,979
Construction Materials — 2.3%
Vulcan Materials Co.			769,590	192,728,424
Metals & Mining — 1.2%
Freeport-McMoRan Inc.			1,914,950	95,594,304

Total Materials				710,864,707
Real Estate — 5.1%
Residential REITs — 2.0%
AvalonBay Communities Inc.			730,000	164,432,500
Specialized REITs — 3.1%
American Tower Corp.			684,060	159,084,994
Public Storage			289,100	105,194,817
Total Specialized REITs				264,279,811

Total Real Estate				428,712,311
Utilities — 5.6%
Electric Utilities — 1.2%
Edison International			1,141,300	99,395,817
Multi-Utilities — 4.4%
DTE Energy Co.			699,500	89,822,795
Sempra			3,311,820	276,967,507
Total Multi-Utilities				366,790,302

Total Utilities				466,186,119
Total Common Stocks (Cost — $4,382,870,575)				8,290,500,001
	Rate	Maturity Date	Face Amount
Asset-Backed Securities — 0.0%††
Finance America NIM Trust, 2004-1 A (Cost — $73,449)	5.250%	6/27/34	$73,417	1 *(b)(c)
Total Investments before Short-Term Investments (Cost — $4,382,944,024)				8,290,500,002
			Shares
Short-Term Investments — 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.855%		30,771,616	30,771,616 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.932%		30,771,616	30,771,616 (d)(e)

Total Short-Term Investments (Cost — $61,543,232)				61,543,232
Total Investments — 99.6% (Cost — $4,444,487,256)				8,352,043,234
Other Assets in Excess of Liabilities — 0.4%				37,566,162
Total Net Assets — 100.0%				$8,389,609,396

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 ClearBridge Dividend Strategy Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of September 30, 2024.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $30,771,616 and the cost was $30,771,616 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Dividend Strategy Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$564,037,988	$253,336,883	—	$817,374,871
Health Care	756,732,374	108,146,947	—	864,879,321
Information Technology	1,006,088,062	147,784,145	—	1,153,872,207
Other Common Stocks	5,454,373,602	—	—	5,454,373,602
Asset-Backed Securities	—	1	—	1
Total Long-Term Investments	7,781,232,026	509,267,976	—	8,290,500,002
Short-Term Investments†	61,543,232	—	—	61,543,232
Total Investments	$7,842,775,258	$509,267,976	—	$8,352,043,234

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$15,183,586	$374,468,442	374,468,442	$358,880,412	358,880,412

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$780,233	—	$30,771,616

ClearBridge Dividend Strategy Fund 2024 Quarterly Report